Administration expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of administration expenses

	2025	2024	2023
	€’000	€’000	€’000
Wages and salaries	4,124	6,752	7,649
Depreciation and amortization	2,596	2,631	1,547
Professional fees	2,033	1,076	1,605
Consulting fees	-	638	1,816
Other expenses	3,116	2,003	3,218
Reclassification of cost of sales	-	1,153	-
Impairment of inventory	-	2,206	-
	11,869	16,460	15,835